SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                    June 17, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

            Re:   AllianceBernstein Corporate Shares
                  - AllianceBernstein Taxable Multi-Sector Income Shares File Nos. 333-112207 and 811-21497
                  ----------------------------------

Dear Sir or Madam:

            Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the AllianceBernstein Corporate Shares. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein Taxable Multi-Sector Income Shares.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                        Sincerely,


                                        /s/ Young Seo
                                        -------------
                                            Young Seo

Attachment
cc:   Kathleen K. Clarke

SK 00250 0157 1108924